Revenue From Contracts With Customers (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table provides information about disaggregated revenue by type of product and contract for 2018:

For the Year Ended December 31, 2018
(Dollars in thousands)
Graphite Electrodes - Three-to-five-year contracts	$1,341,557
Graphite Electrodes - Short-term contracts	500,834
By-products	53,519
Total Revenues	$1,895,910

Contract with Customer, Asset and Liability
Current deferred revenue is included in "Other accrued liabilities" and long-term deferred revenue is included in "Other long-term obligations" on the Consolidated Balance Sheets. The following table provides information about deferred revenue from contracts with customers (in thousands):

	Current deferred revenue	Long-Term deferred revenue
	(Dollars in thousands)
Balance as of December 31, 2017	$20,784	$—
Increases due to billings	15,548	8,241
Revenue recognized	(30,803)	—
Foreign currency impact	(149)	(525)
Balance as of December 31, 2018	$5,380	$7,716

Remaining Performance Obligation, Expected Timing of Satisfaction\
The following table presents estimated revenues expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period (in thousands). The estimated revenues do not include contracts with original duration of one year or less.

Three-to-five-year take-or-pay contracts
(Dollars in thousands)
2019	$1,404,618
2020	1,327,449
2021	1,172,536
2022	1,127,105
Thereafter	8,715
Total	$5,040,423